Alliance
Municipal
Trust
--Ohio Portfolio

                          Alliance Capital [LOGO] (R)

Semi-Annual Report
December 31, 2002
(unaudited)

STATEMENT OF NET ASSETS
December 31, 2002 (unaudited)          Alliance Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                          Yield         Value
--------------------------------------------------------------------------------
            MUNICIPAL
            BONDS-91.6%
            OHIO-84.9%
            Akron Bath Copley
            Hospital
            (Summner Ridgewood
            Project) Series 02
$      900  12/01/32 (b).....................      1.60%    $   900,000
            Centerville Health Care
            (Bethany Lutheran Village)
            Series 88
       200  5/01/08 (b)......................      1.62         200,000
            Cleveland City School
            District RAN
            AMBAC
            Series 97
       400  6/01/03..........................      1.80         404,863
            Columbus
            Series 1
       490  9/15/03..........................      1.40         502,420
            Cuyahoga Health Care
            (Judson Retirement
            Community)
     1,130  11/15/19 (b).....................      1.60       1,130,000
            Franklin
            (Trinity Health Credit
            Group) Series 00F
       500  12/01/30 (b).....................      1.55         500,000
            Franklin County MFHR
            (Golf Pointe Apts Project)
            Series 00A AMT
       700  1/01/34 (b)......................      1.68         700,000
            Franklin County MFHR
            (Golf Pointe Apts.)
            Series 00B AMT
       500  1/01/34 (b)......................      1.73         500,000
            Franklin County MFHR
            (Hanover Ridge Apts.)
            Series 00 AMT
     2,050  12/15/30 (b).....................      1.75       2,050,000
            Grove City GO BAN
            (Street and Infrastructure
            Construction) Series 02
       700  6/25/03..........................      1.67         702,232
            Lorain County Hospital
            (Elyria United Methodist)
            Series 96B
       900  6/01/12 (b)......................      1.62         900,000
            Ohio Building Authority
            (Adult Correctional
            Building Fund)
            Series 02A
       500  4/01/03..........................      1.45         500,666
            Ohio Solid Waste
            (PCR: BP Products North
            America) AMT
       500  8/01/34 (b)......................      1.75         500,000
            Ohio Air Quality
            Development Authority
            (JMG Funding Ltd.
            Partnership)
            Series 94B AMT
       500  4/01/28 (b)......................      1.65         500,000
            Ohio Air Quality
            Development Authority
            (JMG Funding Ltd.
            Partnership)
            Series 95B AMT
       600  4/01/29 (b)......................      1.65         600,000
            Ohio Environmental
            Improvement Authority
            (Newark Group Industries,
            Inc. Project)
            Series 96 AMT
       195  12/01/26 (b).....................      1.65         195,000
            Ohio GO
            (Highway Capital Impts.)
            Series 97B
       250  5/01/03..........................      1.40         252,426
            Ohio Higher Educational
            Facility Authority
            (Case Western Reserve
            University) Series 01A
       470  10/01/22 (b).....................      1.50         470,000
            Ohio Higher Educational
            Facility Authority
            (Pooled Financing Program)
            Series 02A
       500  9/01/27 (b)......................      1.55         500,000
            Ohio Revenue Bonds
            (Major New State
            Infrastructure) Series 02
       500  6/15/03..........................      1.43         502,384

STATEMENT OF NET ASSETS (continued)    Alliance Municipal Trust - Ohio Portfolio
================================================================================

 Principal
  Amount
   (000)    Security (a)                          Yield        Value
--------------------------------------------------------------------------------
            Ohio Water
            Development Authority
            (Cleveland Electric
            Illumination)
            Series 97B
$      800  8/01/20 (b)......................      1.55%    $   800,000
            Ohio Water
            Development Authority
            (PCR: Ohio Edison Co.
            Project) Series 88B AMT
       300  9/01/18 (b)......................      1.75         300,000
            Ohio Water
            Development Authority
            (Timken Corp. Project)
            Series 93
       200  5/01/07 (b)......................      1.60         200,000
            Warren County
            (Pioneer Industrial
            Components) Series 85
     2,000  12/01/05 (b).....................      1.75       2,000,000
            Warren County
            Health Care Facilities
            (Otterbein Homes)
            Series 98A
       605  7/01/21 (b)......................      1.63         605,000
            Warren County
            Health Care Facilities
            (Otterbein Homes)
            Series 98B
       163  7/01/23 (b)......................      1.75         162,980
            West Geauga Local
            School District
            AMBAC
            Series 94
       400  11/01/03.........................      1.50         421,652
            Wooster Development
            Authority
            (Allen Group, Inc.)
            Series 85
       700  12/01/10 (b).....................      1.55         700,000
                                                            -----------
                                                             17,699,623
                                                            -----------
            PUERTO RICO-6.7%
            Puerto Rico
            Commonwealth
            Highway &
            Transportation
            Authority AMBAC
            Series 98A
       700  7/01/28 (b)......................      1.50         700,000
            Puerto Rico
            Commonwealth
            TRANS
            Series 02
       700  7/30/03..........................      1.48         704,052
                                                            -----------
                                                              1,404,052
                                                            -----------
            Total Municipal Bonds
            (amortized cost
            $19,103,675).....................                19,103,675
                                                            -----------
            COMMERCIAL
            PAPER - 9.6%
            COLORADO - 3.4%
            Denver Airport
            (Sys. Subordinate Rev
            Bonds) Series 97A AMT
       700  2/14/03..........................      1.30         700,000
                                                            -----------
            FLORIDA - 3.8%
            Miami-Dade Aviation
            (Miami International
            Airport) Series A
       800  2/11/03..........................      1.30         800,000
                                                            -----------
            INDIANA - 2.4%
            Indianapolis Airport
            Authority
            (Subordinate CP Notes)
            Series 99 AMT
       500  1/17/03..........................      1.30         500,000
                                                            -----------
            Total Commercial Paper
            (amortized cost
            $2,000,000)......................                 2,000,000
                                                            -----------

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

                                                               Value
--------------------------------------------------------------------------------
            TOTAL
            INVESTMENTS - 101.2%
            (amortized cost
            $21,103,675).....................               $21,103,675
            Other assets less
            liabilities - (1.2%).............                  (255,528)
                                                            -----------
            NET ASSETS - 100%
            (offering and redemption
            price of $1.00 per share;
            20,848,147 shares
            outstanding).....................               $20,848,147
                                                            ===========

--------------------------------------------------------------------------------
(a) All securities either mature or their interest rate changes in one year or less.

(b) Variable Rate Demand Notes (VRDN) are instruments whose interest rates change on a specified date (such as coupon date or interest payment date) or whose interest rates vary with changes in a designated base rate (such as the prime interest rate). These instruments are payable on demand and are secured by letters of credit or other credit support agreements from major banks. Periodic Put Bonds (PPB) are payable on demand quarterly, semi-annually or annually and their interest rates change less frequently than rates on Variable Rate Demand Notes.

      Glossary of Terms:

      AMBAC  -   American Municipal Bond Assurance Corporation
      AMT    -   Alternative Minimum Tax
      BAN    -   Bond Anticipation Note
      GO     -   General Obligation
      MFHR   -   Multi-Family Housing Revenue
      PCR    -   Pollution Control Revenue
      RAN    -   Revenue Anticipation Note
      TRANS  -   Tax Revenue Anticipation Notes

     See notes to financial statements.

STATEMENT OF OPERATIONS
Six Months Ended December 31, 2002 (unaudited)
                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

INVESTMENT INCOME
   Interest ....................................................                   $    135,708
EXPENSES
   Advisory fee (Note B) .......................................   $     45,805
   Distribution assistance and administrative service (Note C) .         80,581
   Custodian fees ..............................................         32,599
   Transfer agency (Note B) ....................................         11,224
   Audit and legal fees ........................................         11,046
   Registration fees ...........................................          2,612
   Printing ....................................................          1,797
   Trustees' fees ..............................................            590
   Miscellaneous ...............................................            554
                                                                   ------------
   Total expenses ..............................................        186,808
   Less: expenses waived and reimbursed by Adviser (Notes B & C)        (95,198)
                                                                   ------------
   Net expenses ................................................                         91,610
                                                                                   ------------
NET INCREASE IN NET ASSETS FROM OPERATIONS .....................                   $     44,098
                                                                                   ============

--------------------------------------------------------------------------------

See notes to financial statements.

STATEMENT OF CHANGES IN NET ASSETS     Alliance Municipal Trust - Ohio Portfolio
================================================================================

                                                                 Six Months Ended       Year Ended
                                                                 December 31, 2002       June 30,
                                                                    (unaudited)            2002
                                                                 =================     ============
INCREASE IN NET ASSETS FROM OPERATIONS
   Net investment income .......................................   $     44,098        $    130,905
DIVIDENDS TO SHAREHOLDERS FROM
   Net investment income .......................................        (44,098)           (130,905)
TRANSACTIONS IN SHARES OF BENEFICIAL INTEREST
   Net increase (Note E) .......................................      3,818,143           1,283,621
                                                                   ------------        ------------
   Total increase ..............................................      3,818,143           1,283,621
NET ASSETS
   Beginning of period .........................................     17,030,004          15,746,383
                                                                   ------------        ------------
   End of period ...............................................   $ 20,848,147        $ 17,030,004
                                                                   ============        ============

--------------------------------------------------------------------------------

See notes to financial statements.

NOTES TO FINANCIAL STATEMENTS
December 31, 2002 (unaudited)          Alliance Municipal Trust - Ohio Portfolio
================================================================================

NOTE A: Significant Accounting Policies

Alliance Municipal Trust (the "Fund") is registered under the Investment Company Act of 1940 as an open-end investment company. The Fund operates as a series company currently consisting of: Alliance Municipal Trust-General Portfolio, Alliance Municipal Trust-New York Portfolio, Alliance Municipal Trust-California Portfolio, Alliance Municipal Trust-Connecticut Portfolio, Alliance Municipal Trust-New Jersey Portfolio, Alliance Municipal Trust-Virginia Portfolio, Alliance Municipal Trust-Florida Portfolio, Alliance Municipal Trust-Massachusetts Portfolio, Alliance Municipal Trust-Pennsylvania Portfolio, Alliance Municipal Trust-Ohio Portfolio (the "Portfolio") and Alliance Municipal Trust-North Carolina Portfolio. The Portfolio commenced operations on January 2, 2001. Each series is considered to be a separate entity for financial reporting and tax purposes. The Portfolio pursues its objectives by maintaining a portfolio of high-quality money market securities all of which, at the time of investment, have remaining maturities of 397 days or less. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States, which require management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities in the financial statements and amounts of income and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies followed by the Portfolio.

1. Valuation of Securities

Securities in which the Portfolio invests are traded primarily in the over-the-counter market and are valued at amortized cost, under which method a portfolio instrument is valued at cost and any premium or discount is amortized on a constant basis to maturity. Amortization of premium is charged to income. Accretion of market discount is credited to unrealized gains.

2. Taxes

It is the policy of the Portfolio to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to its shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. Dividends

The Portfolio declares dividends daily from net investment income and automatically reinvests such dividends in additional shares at net asset value. Net realized capital gains on investments, if any, are expected to be distributed near year end.

4. Investment Income and Investment Transactions

Interest income is accrued as earned. Investment transactions are recorded on a trade date basis. Realized gain (loss) from investment transactions is recorded on the identified cost basis.

--------------------------------------------------------------------------------

NOTE B: Advisory Fee and Transactions with an Affiliate of the Adviser

The Portfolio pays its Adviser, Alliance Capital Management L.P., an advisory fee at the annual rate of .50% on the first $1.25 billion of average daily net assets; .49% on the next $.25 billion; .48% on the next $.25 billion; .47% on the next $.25 billion; .46% on the next $1 billion; and .45% in excess of $3 billion. The Adviser agreed, pursuant to the advisory agreement, to reimburse the Portfolio to the extent that its annual aggregate expenses (excluding taxes, brokerage, interest and, where permitted, extraordinary expenses) exceed 1% of its average daily net assets for any fiscal year. For the six months ended December 31, 2002, the reimbursement amounted to $45,698.

The Portfolio compensates Alliance Global Investor Services, Inc. (AGIS), a wholly-owned subsidiary of the Adviser, under a Transfer Agency Agreement for providing personnel and facilities to perform transfer agency services for the Portfolio. Such compensation amounted to $9,000 for the six months ended December 31, 2002.

NOTES TO FINANCIAL STATEMENTS
(continued)                            Alliance Municipal Trust - Ohio Portfolio
================================================================================

NOTE C: Distribution Assistance and Administrative Services Plan

Under this Plan, the Portfolio pays Alliance Fund Distributors, Inc., (the "Distributor"), a wholly-owned subsidiary of the Adviser, a distribution fee at the annual rate of .25% of the average daily value of the Portfolio's net assets. The Plan provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. For the six months ended December 31, 2002, the distribution fee amounted to $22,903. In addition, the Portfolio may reimburse certain broker-dealers for administrative costs incurred in connection with providing shareholder services. For the six months ended December 31, 2002, such payments amounted to $8,178. The Portfolio also may reimburse the Adviser for accounting and bookkeeping, and legal and compliance support. For the six months ended December 31, 2002, the Adviser waived such reimbursement, amounting to $49,500.

--------------------------------------------------------------------------------

NOTE D: Investment Transactions, Income Taxes and Distributions to Shareholders

At December 31, 2002, the cost of investments for federal income tax purposes was the same as the cost for financial reporting purposes. For tax purposes at June 30, 2002, the Portfolio had undistributed tax exempt income of $32,651. Dividends paid from net investment income for the year ended June 30, 2002, are exempt from federal income taxes. However, certain shareholders may be subject to the alternative minimum tax.

--------------------------------------------------------------------------------

NOTE E: Transactions in Shares of Beneficial Interest

An unlimited number of shares ($.01 par value) are authorized. On December 31, 2002, capital paid-in aggregated $20,848,147. Transactions, all at $1.00 per share, were as follows:

                                               Six Months Ended      Year Ended
                                              December 31, 2002       June 30,
                                                 (unaudited)            2002
                                              =================     ===========
Shares sold ...............................       25,082,654         42,580,359
Shares issued on reinvestments of dividends           44,098            130,905
Shares redeemed ...........................      (21,308,609)       (41,427,643)
                                                 -----------        -----------
Net increase ..............................        3,818,143          1,283,621
                                                 ===========        ===========

--------------------------------------------------------------------------------

* Commencement of operations.

FINANCIAL HIGHLIGHTS                   Alliance Municipal Trust - Ohio Portfolio
================================================================================

Selected Data For A Share Of Beneficial Interest Outstanding Throughout The
Period

                                                         Six Months Ended            Year          January 2, 2001 (a)
                                                         December 31, 2002           Ended                to
                                                            (unaudited)          June 30, 2002       June 30, 2001
                                                         =================       =============     ===================
Net asset value, beginning of period ...............       $      1.00            $      1.00         $      1.00
                                                           -----------            -----------         -----------
Income From Investment Operations

Net investment income (b) ..........................              .003                   .008                .011
                                                           -----------            -----------         -----------
Less: Dividends

Dividends from net investment income ...............             (.003)                 (.008)              (.011)
                                                           -----------            -----------         -----------
Net asset value, end of period .....................       $      1.00            $      1.00         $      1.00
                                                           ===========            ===========         ===========
Total Return

Total investment return based on net asset value (c)               .24%                  0.80%               1.14%

Ratios/Supplemental Data

Net assets, end of period (000's omitted) ..........       $    20,848            $    17,030         $    15,746

Ratio to average net assets of:
   Expenses, net of waivers and reimbursements .....              1.00%(d)               1.00%                .96%(d)
   Expenses, before waivers and reimbursements .....              2.04%(d)               2.15%               2.63%(d)
Net investment income (b) ..........................               .48%(d)                .80%               2.29%(d)

--------------------------------------------------------------------------------

(a)   Commencement of operations.

(b)   Net of expenses reimbursed or waived by the Adviser.

(c) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distributions at net asset value during the period, and redemption on the last day of the period. Total investment return does not reflect the deduction of taxes that a shareholder would pay on Portfolio distributions or the redemption of Portfolio shares. Total investment return calculated for a period of less than one year is not annualized.

(d)   Annualized.

                                       Alliance Municipal Trust - Ohio Portfolio
================================================================================

Alliance Municipal Trust
1345 Avenue of the Americas
New York, NY 10105
Toll-free 1(800)221-5672

TRUSTEES

John D. Carifa, Chairman
Sam Y. Cross (1)
Charles H.P. Duell (1)
William H. Foulk, Jr. (1)
David K. Storrs (1)
Shelby White (1)

OFFICERS

John D. Carifa, Chairman
Susan L. Matteson, President
Drew A. Biegel, Senior Vice President
John R. Bonczek, Senior Vice President
Doris T. Ciliberti, Senior Vice President
Kathleen A. Corbet, Senior Vice President
Patricia Ittner, Senior Vice President
Robert I. Kurzweil, Senior Vice President
William E. Oliver, Senior Vice President
Raymond J. Papera, Senior Vice President
William J. Fagan, Vice President
Linda N. Kelley, Vice President
Joseph R. LaSpina, Vice President
Eileen M. Murphy, Vice President
Maria C. Sazon, Vice President
Edmund P. Bergan, Jr., Secretary
Mark D. Gersten, Treasurer and Chief Financial Officer
Thomas R. Manley, Controller

CUSTODIAN

State Street Bank and Trust Company
P.O. Box 1912
Boston, MA 02105

DISTRIBUTOR

Alliance Fund Distributors, Inc.
1345 Avenue of the Americas
New York, NY 10105

TRANSFER AGENT

Alliance Global Investor Services, Inc.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free (800) 221-5672

INDEPENDENT ACCOUNTANTS

PricewaterhouseCoopers LLP
1177 Avenue of the Americas
New York, NY 10036

LEGAL COUNSEL

Seward & Kissel LLP
One Battery Park Plaza
New York, NY 10004

--------------------------------------------------------------------------------

(1) Members of the Audit Committee.

                      (This page left intentionally blank.)

                      (This page left intentionally blank.)

Alliance Municipal Trust - Ohio Portfolio
1345 Avenue of the Americas, New York, NY 10105
Toll free 1 (800) 221-5672

Yields. For current recorded yield information on Alliance Municipal Trust, call on a touch-tone telephone toll-free (800) 251-0539 and press the following sequence of keys:

Option |1|  Option |2|
Fund Code |1| |0| |1| |#|
For non-touch-tone telephones, call toll-free (800) 221-9513
--------------------------------------------------------------------------------

Alliance Capital [LOGO](R)

(R) These registered service marks used under license from the owner, Alliance Capital Management L.P.

AMTOHSR1202